Investments in and Advances to, and Transactions with Associated Companies (Equity Method Investment and Sale of Stock Ownership) (Details) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY ¥)
In Millions
	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Current assets	¥ 1,307,304	¥ 1,065,594
Other assets	370,295	488,755
Total assets	1,677,599	1,554,349
Current liabilities	740,580	775,170
Other liabilities	541,691	370,949
Net assets	395,328	408,230
Company's equity in net assets	127,219	146,825
Net sales	1,151,710	1,176,332	1,568,499
Gross profit	267,498	254,507	292,589
Net income (loss)	¥ 38,377	¥ (10,572)	¥ (70,779)